Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 73,397	$ 18,196
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	18,948	18,196
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	36,915
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	17,534
Equity Accounted Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	94,244	7,325
Income from vessel operations	16,460	3,256	(3)
Realized and unrealized loss on derivative instruments	(831)
Net income (loss)	3,598	1,686	(3)
Equity Accounted Investments [Member] | Vessels and equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	715,360	99,526
Equity Accounted Investments [Member] | Other assets- current [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	66,473	270
Equity Accounted Investments [Member] | Other assets - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	26,446	1,001
Equity Accounted Investments [Member] | Other liabilities - current [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	47,275	1,387
Equity Accounted Investments [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	31,787	35,000
Equity Accounted Investments [Member] | Cash and restricted cash [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	97,758	2,897
Equity Accounted Investments [Member] | Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	33,992	5,750
Equity Accounted Investments [Member] | Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 359,980	$ 59,975